Geographic Information and Concentrations of Risk - Net Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 54,032	$ 41,357	$ 143,157	$ 131,367
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	51,072	40,181	137,356	129,458
Europe (including United Kingdom) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,866	1,172	4,243	1,242
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 94	$ 4	$ 1,558	$ 667